Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	40,000,000	30,000,000
Common stock, shares issued	78,480,019	21,114,783	9,887,079
Common stock, shares outstanding	78,480,019	21,114,783	9,887,079
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	22,000,000	10,365,000
Preferred stock, shares issued	0	25,923,873	8,831,684
Preferred stock, shares outstanding	0	25,923,873	8,831,684
Originally Reported [Member]
Common stock, shares issued		10,391,400
Common stock, shares outstanding		10,391,400
Preferred stock, shares issued		14,011,028
Preferred stock, shares outstanding		14,011,028
Minimum [Member]
Preferred stock, liquidation preference per share		$ 2.85	$ 1.75
Minimum [Member] | Originally Reported [Member]
Preferred stock, liquidation preference per share		$ 1.75
Maximum [Member]
Preferred stock, liquidation preference per share		$ 4.11	$ 2.10
Maximum [Member] | Originally Reported [Member]
Preferred stock, liquidation preference per share		$ 2.10